Finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Finance cost
Bank charges		₨ 27,154	₨ 29,891	₨ 22,334
Foreign exchange loss (net)			85,694	8,154
Interest on borrowings		106,328	145,976	122,568
Interest on lease liability		56,394
Unwinding of discount on other financial liability		3,411	1,729
Total	$ 2,564	₨ 193,287	₨ 263,290	₨ 153,056